Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	SELECT MEDICAL CORP
Entity Central Index Key	0001035688
Document Type	S-4
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer